Debt Securities (Details) - Schedule of Unvested Warrants - Warrants [Member] - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Debt Securities (Details) - Schedule of Unvested Warrants [Line Items]
Number of warrants unvested, beginning balance	518,292	548,780	548,780
Number of Warrants, Granted				67,407
Weighted average Grant Date Fair Value Per warrant, Granted (in Dollars per share)				$ 1.06
Number of Warrants, Vested	(30,488)	(30,488)	(30,488)	(67,407)
Weighted average Grant Date Fair Value Per warrant, Vested (in Dollars per share)				$ 1.06
Number of Warrants, Forfeited
Number of warrants unvested, ending balance	487,804	518,292	457,316	548,780
Previously Reported [Member]
Debt Securities (Details) - Schedule of Unvested Warrants [Line Items]
Number of warrants unvested, beginning balance
Number of warrants unvested, ending balance